Trade and Other Payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) - Pfizer put option [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 140
Loss/(gain) in Income statement	140
10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(140)
Loss/(gain) in Income statement	(140)
10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	75
Loss/(gain) in Income statement	75
10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(64)
Loss/(gain) in Income statement	(64)
10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	44
Loss/(gain) in Income statement	44
10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(37)
Loss/(gain) in Income statement	£ (37)